REVENUES (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Revenue Benchmark [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage	81.80%	81.70%	71.40%	76.50%
Accounts Receivable [Member] | One Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage			18.90%		18.90%
Accounts Receivable [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage			61.30%		61.30%